Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension Plans by Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning benefit obligation
Plan amendments	$ 527
Change in the fair value of plan assets:
Beginning plan assets	2,422
Ending plan assets	2,248	$ 2,422
U.S.
Beginning benefit obligation
Beginning benefit obligation	1,015	1,173
Service cost	3	4
Interest cost	36	35
Plan participants’ contributions	0	0
Actuarial loss (gain)	132	(85)
Gross benefits paid	(70)	(112)
Plan amendments	0	0
Currency translation adjustments and other	(450)	0
Ending benefit obligation	666	1,015
Change in the fair value of plan assets:
Beginning plan assets	1,030	1,207
Actual return on plan assets	190	(65)
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	(69)	(112)
Currency translation adjustments and other	(451)	0
Ending plan assets	700	1,030
Funded status:	34	15
U.K
Beginning benefit obligation
Beginning benefit obligation	1,290	1,409
Service cost	4	4
Interest cost	30	29
Plan participants’ contributions	0	0
Actuarial loss (gain)	166	(39)
Gross benefits paid	(47)	(56)
Plan amendments	0	21
Currency translation adjustments and other	45	(78)
Ending benefit obligation	1,488	1,290
Change in the fair value of plan assets:
Beginning plan assets	951	1,005
Actual return on plan assets	88	14
Employer contributions	42	44
Plan participants’ contributions	0	0
Gross benefits paid	(47)	(56)
Currency translation adjustments and other	33	(56)
Ending plan assets	1,067	951
Funded status:	(421)	(339)
Germany
Beginning benefit obligation
Beginning benefit obligation	409	453
Service cost	3	4
Interest cost	4	4
Plan participants’ contributions	0	0
Actuarial loss (gain)	39	(4)
Gross benefits paid	(25)	(28)
Plan amendments	0	0
Currency translation adjustments and other	(6)	(20)
Ending benefit obligation	424	409
Change in the fair value of plan assets:
Beginning plan assets	5	5
Actual return on plan assets	0	0
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	0	0
Currency translation adjustments and other	0	0
Ending plan assets	5	5
Funded status:	(419)	(404)
Other
Beginning benefit obligation
Beginning benefit obligation	315	330
Service cost	13	13
Interest cost	4	3
Plan participants’ contributions	3	3
Actuarial loss (gain)	40	(10)
Gross benefits paid	(14)	(11)
Plan amendments	(2)	0
Currency translation adjustments and other	1	(13)
Ending benefit obligation	360	315
Change in the fair value of plan assets:
Beginning plan assets	295	300
Actual return on plan assets	27	3
Employer contributions	11	11
Plan participants’ contributions	3	3
Gross benefits paid	(14)	(11)
Currency translation adjustments and other	2	(11)
Ending plan assets	324	295
Funded status:	$ (36)	$ (20)